Premises and Equipment (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Land	$ 1,359,497	$ 1,359,497
Buildings and improvements	9,172,868	8,931,190
Furniture and equipment	4,542,210	4,486,276
Property, Plant and Equipment, Gross, Total	15,074,575	14,776,963
Accumulated depreciation	(6,112,352)	(5,639,914)
Premises and equipment, net	$ 8,962,223	$ 9,137,049